Document and Entity Information	12 Months Ended
Dec. 31, 2016
Document and Entity Information [Abstract]
Document Type	POS AM
Amendment Flag	true
Document Period End Date	Dec. 31, 2016
Entity Registrant Name	GelTech Solutions, Inc.
Entity Central Index Key	0001403676
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2016
Entity Filer Category	Smaller Reporting Company
Amendment Description	Updated financials